CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Millions		Total	RCPC Preferred Stock	Additional Paid-In-Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 31, 2009		$ (993.8)	$ 54.6	$ 938.4	$ (1,828.9)	$ (157.9)
Stock-based compensation amortization		3.6		3.6
Excess tax benefits from stock-based compensation		1.2		1.2
Net income		324.3			324.3
Other comprehensive income (loss), net	[1]	7.6				7.6
Ending balance at Dec. 31, 2010		(657.1)	54.6	943.2	(1,504.6)	(150.3)
Stock-based compensation amortization		1.9		1.9
Excess tax benefits from stock-based compensation		0.2		0.2
Net income		64.0			64.0
Other comprehensive income (loss), net	[1]	(50.6)				(50.6)
Ending balance at Dec. 31, 2011		(641.6)	54.6	945.3	(1,440.6)	(200.9)
Stock-based compensation amortization		0.3		0.3
Excess tax benefits from stock-based compensation		0.7		0.7
Net income		71.2			71.2
Other comprehensive income (loss), net	[1]	(7.3)				(7.3)
Ending balance at Dec. 31, 2012		(576.7)	54.6	946.3	(1,369.4)	(208.2)
Net income		32.8			32.8
Other comprehensive income (loss), net	[2]	2.2				2.2
Ending balance at Sep. 30, 2013		$ (541.7)	$ 54.6	$ 946.3	$ (1,336.6)	$ (206.0)

[1]	See Note 16, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of accumulated other comprehensive loss during the years ended December 31, 2012, 2011 and 2010.
[2]	See Note 7, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the first nine months of 2013.